Schedule of Convertible Notes (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Financial Derivative Liability	$ 221,954	$ 250,921
Financial Liability	6,690,484	928,867
Convertible notes current	6,912,438	1,179,788
Non-current liabilities
Financial Liability		5,352,544
Convertible notes		6,532,332
Convertible notes	$ 6,912,438	$ 6,532,332	$ 7,449,210